Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,236,008	$ 12,631,909
Less accumulated depreciation	(8,157,358)	(7,740,756)
Property, plant and equipment, net, total	5,078,650	4,891,153
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	602,218	585,057
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,169,064	1,033,610
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,524,030	10,229,602
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	551,019	586,362
Leasehold Interest in Unproved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165,000
Construction in Process and Equipment Deposits [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 224,677	$ 197,278